Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.91%	11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	5.51%	10.08%	9.77%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	4.09%	8.05%	7.73%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	4.29%	7.73%	7.43%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.28%	10.16%	9.42%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.41%	11.29%	10.51%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.55%	11.30%	10.53%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.46%	11.34%	10.57%

[1]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended October 31, 2024 by 0.08%.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.